Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 132.5%

New Jersey — 124.5%

Corporate — 10.4%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$2,350	$33,488
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	7,700	7,718,557
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,708,963
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	7,195	7,145,283
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	415	501,689
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	3,450	3,738,523
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	427,011
New Jersey EDA, Refunding RB:
American Water Co., Inc, AMT, Series A, 2.20%, 10/01/39(d)	2,130	2,090,275
Cigarette Tax, 5.00%, 06/15/26	1,250	1,280,888
Duke Farms Foundation Project, 4.00%, 07/01/46	2,255	2,478,065
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	4,100	4,110,906
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/37	2,280	2,651,503
Sub Series A, 5.00%, 07/01/33	1,175	1,222,670
Sub Series A, 4.00%, 07/01/34	1,270	1,200,391
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(e)	210	201,054

		36,509,266

County/City/Special District/School District — 22.4%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	2,280	2,194,044
5.25%, 11/01/44	12,000	11,155,440
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 07/01/33	1,565	1,820,314
5.00%, 07/01/35	2,425	2,789,574

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Margate New Jersey, GO, Refunding, Improvement(f):
5.00%, 01/15/21	$1,195	$1,231,017
5.00%, 01/15/21	1,200	1,236,168
5.00%, 01/15/21	1,075	1,107,401
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	757,129
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(e)	6,365	6,380,149
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,540	5,826,318
5.50%, 10/01/29	8,505	11,088,309
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	2,480	2,858,225
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	2,840	3,383,150
County of Monmouth Improvement Authority, RB, Series B:
4.00%, 12/01/37	500	572,700
(GTD), 4.00%, 12/01/38	510	581,543
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	2,320	2,470,754
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	699,058
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,190	1,294,244
4.00%, 07/15/39	1,090	1,183,151
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/25(f)	2,750	3,272,610
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	4,590	4,710,855
School Facilities Construction, Series EEE, 5.00%, 06/15/43	4,450	4,316,945
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,235	2,168,173

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	$4,750	$5,113,042

		78,210,313

Education — 22.3%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	950	1,017,916
New Jersey EDA, RB:
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/49(e)	970	868,354
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/54(e)	730	640,290
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	160	168,582
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	410	423,305
Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(e)	1,805	1,348,299
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(e)	440	442,618
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(e)	2,490	2,442,615
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(e)	150	145,941
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(e)	330	323,294
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(e)	1,030	943,047
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(e)	1,685	1,449,049
MSU Student Housing Project Provide, 5.75%, 06/01/20(f)	1,000	1,003,800
MSU Student Housing Project Provide, 5.88%, 06/01/20(f)	3,000	3,011,610
School Facilities Construction, 4.00%, 06/15/49	2,380	2,038,732

Security	Par (000)	Value

Education (continued)
New Jersey EDA, RB (continued):
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	$4,475	$4,543,512
Team Academy Charter School Project, 6.00%, 10/01/33	4,745	5,114,351
New Jersey EDA, Refunding RB, Series A(e):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	630	574,403
Greater Brunswick Charter School, Inc. Project, 5.88%, 08/01/44	1,070	940,626
Greater Brunswick Charter School, Inc. Project, 6.00%, 08/01/49	555	488,061
Teaneck Community Charter School Project, 5.00%, 09/01/37	805	715,701
Teaneck Community Charter School Project, 5.13%, 09/01/52	1,700	1,473,050
New Jersey Educational Facilities Authority, RB:
Green Bond, Series A, 5.00%, 07/01/45	1,075	1,151,046
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	4,000	4,019,800
Rider University Issue, Series F, 4.00%, 07/01/42	1,945	1,515,952
Rider University Issue, Series F, 5.00%, 07/01/47	690	604,889
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/44	12,960	13,692,629
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	2,120	2,129,688
Ramapo College, Series B, 5.00%, 07/01/42	690	716,054
Rider University, Series A, 5.00%, 07/01/32	1,000	991,180
Seton Hall University, Series D, 5.00%, 07/01/38	500	522,350
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	955	899,935
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT:
Sub-Series C, 4.00%, 12/01/48	1,450	1,515,961
Series 1A, 5.00%, 12/01/22	915	977,046

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$2,585	$2,712,957
Series 1A, 5.00%, 12/01/25	645	645,310
Series 1A, 5.00%, 12/01/26	415	415,195
Series 1A, 5.25%, 12/01/32	1,700	1,700,986
Student Loan, Series 1A, 5.13%, 12/01/27	115	115,056
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,749,402
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(f)	2,455	2,679,731
5.00%, 07/01/40	3,000	3,394,980
5.00%, 07/01/45	4,500	5,074,470
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	720	781,762

		78,123,535

Health — 9.2%
County of Camden Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	618,751
New Jersey EDA, Refunding RB, Cranes Mill Project:
5.00%, 01/01/34	555	518,176
5.00%, 01/01/39	555	496,869
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,685	1,847,097
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	2,400	2,591,088
Valley Health System Obligated Group, 4.00%, 07/01/44	2,755	2,819,577
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(f)	900	954,981
AHS Hospital Corp., 6.00%, 07/01/21(f)	4,090	4,341,167
AHS Hospital Corp., 4.00%, 07/01/41	1,400	1,451,730
Princeton Healthcare System, 5.00%, 07/01/34	860	962,933
Princeton Healthcare System, 5.00%, 07/01/39	2,530	2,789,426

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	$1,635	$1,683,102
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,305	3,610,679
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(f)	1,850	1,945,904
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(f)	5,140	5,406,458

		32,037,938

Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series A, 4.00%, 11/01/48	305	319,167
M/F Housing, Series A, 4.10%, 11/01/53	180	188,777
M/F, Series D, AMT, 4.25%, 11/01/37	1,260	1,320,732
S/F Housing, Series A, 3.75%, 10/01/35	2,665	2,871,564
Newark Housing Authority Scholarship Foundation A New Jersey Non (The), RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,228,740

		6,928,980

State — 7.6%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(g):
0.00%, 11/01/23	1,460	1,384,547
0.00%, 11/01/26	6,000	5,291,580
0.00%, 11/01/27	4,000	3,431,280
0.00%, 11/01/28	4,540	3,766,747
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,126,361
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/28	975	996,704
Cigarette Tax, 5.00%, 06/15/29	2,260	2,307,460
Cigarette Tax (AGM), 5.00%, 06/15/22	3,690	3,825,423

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, Series GG, 5.25%, 09/01/27	$4,295	$4,340,871

		26,470,973

Tobacco — 4.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,595	1,699,760
Sub-Series B, 5.00%, 06/01/46	14,375	14,451,475

		16,151,235

Transportation — 43.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	4,000	4,380,000
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	15,780	16,043,684
(AGM), 5.00%, 01/01/31	1,000	1,089,590
New Jersey EDA, Refunding RB, AMT, 5.00%, 10/01/37	2,750	2,726,570
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 07/01/22(f)	6,000	6,563,160
5.00%, 07/01/22(f)	1,015	1,107,913
5.00%, 01/01/35	1,060	1,203,874
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(f)	1,000	1,070,930
Series B, 5.00%, 01/01/34	1,150	1,335,679
Series G, 4.00%, 01/01/43	1,445	1,528,680
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(g)	5,250	3,437,700
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(g)	4,140	2,073,602
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,177,780
Series BB, 4.00%, 06/15/50	2,690	2,298,148
Transportation Program, Series AA, 5.00%, 06/15/38	9,490	9,305,704
Transportation Program, Series AA, 5.25%, 06/15/41	5,000	5,011,350

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.50%, 06/15/21(f)	$8,330	$8,787,400
Transportation System, Series A, 6.00%, 06/15/21(f)	11,440	12,116,561
Transportation System, Series A, 5.00%, 06/15/42	6,885	6,690,981
Transportation System, Series AA, 5.50%, 06/15/39	8,205	8,304,855
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	5,540	5,994,889
Transportation System Bond, 4.00%, 12/15/39	1,000	882,590
Transportation System, Series A, 5.00%, 12/15/32	3,530	3,558,452
Transportation System, Series A, 5.00%, 12/15/35	2,015	2,002,950
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,000	2,083,340
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 218th Series, AMT, 4.00%, 11/01/34	3,285	3,529,897
Consolidated Bonds, 218th Series, AMT, 4.00%, 11/01/47	4,970	4,889,088
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,747,850
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	4,580	4,607,755
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	8,500	8,692,780
172nd Series, AMT, 5.00%, 10/01/34	2,500	2,630,175
206th Series, AMT, 5.00%, 11/15/47	1,525	1,688,480
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	7,620	7,491,603

		151,054,010

Utilities — 2.8%
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project:
3.38%, 04/01/38	1,810	1,848,028
3.50%, 04/01/42	1,355	1,382,534

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(g):
0.00%, 09/01/31	$6,000	$4,700,340
0.00%, 09/01/33	2,650	1,935,666

		9,866,568

Total Municipal Bonds in New Jersey — 124.5%		435,352,818

New York — 2.4%

Transportation — 2.4%
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	259,450
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	3,800	3,919,016
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,516,379
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, 200th Series, 5.00%, 09/01/36	2,495	2,933,022

Total Municipal Bonds in New York — 2.4%		8,627,867

Puerto Rico — 5.6%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,914	1,724,189
Series A-1, 5.00%, 07/01/58	8,361	7,809,341
Series A-2, 4.33%, 07/01/40	1,131	1,010,096
Series A-2, 4.78%, 07/01/58	2,028	1,825,585

		12,369,211

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	760	760,600
5.63%, 05/15/43	790	778,229

		1,538,829

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,995	2,844,801
5.13%, 07/01/37	855	807,282

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$1,980	$1,963,606

		5,615,689

Total Municipal Bonds in Puerto Rico — 5.6%		19,523,729

Total Municipal Bonds — 132.5% (Cost — $457,494,665)		463,504,414

Municipal Bonds Transferred to Tender Option Bond Trusts (h) — 34.7%

New Jersey — 34.7%

County/City/Special District/School District — 9.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,560	2,914,765
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	6,982	7,251,883
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	20,310	21,190,845

		31,357,493

Education — 8.4%
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project, AMT(i):
3.00%, 08/01/41	7,879	7,472,121
3.00%, 08/01/43	11,331	10,746,422
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(d)(f)	10,000	11,242,800

		29,461,343

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	5,555	5,643,044

State — 4.2%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,731,579

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(i)	$8,017	$8,095,232

		14,826,811

Transportation — 11.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(f)(i)	13,520	14,788,987
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	8,502	8,518,541
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$16,255	$16,869,133

		40,176,661

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.7% (Cost — $118,380,609)		121,465,352

Total Long-Term Investments — 167.2% (Cost — $575,875,274)		584,969,766

Security	Shares	Value

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(j)(k)	7,602,928	7,604,449

Total Short-Term Securities — 2.2% (Cost — $7,601,038)		7,604,449

Total Investments — 169.4% (Cost — $583,476,312)		592,574,215

Other Assets Less Liabilities — 2.0%		6,914,200

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(70,060,355)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (51.4)%		(179,687,178)

Net Assets Applicable to Common Shares — 100.0%		$349,740,882

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2020 to February 1, 2037, is $25,936,359.

(j)	Annualized 7-day yield as of period end.
(k)

Investments in issuers considered to be an affiliate/affiliates of Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	207	7,602,721	(b)	—	7,602,928	$7,604,449	$25,387	$447		$3,411

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$584,969,766	$—	$584,969,766
Short-Term Securities	7,604,449	—	—	7,604,449

	$7,604,449	$584,969,766	$—	$592,574,215

(a)	See above Schedule of Investments for values in sector, security type, state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(69,740,251)	$—	$(69,740,251)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(249,740,251)	$—	$(249,740,251)

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